Share capital - Convertible note agreement (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CHF (SFr) agreement	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2022 USD ($) agreement
Convertible Note Agreement [Abstract]
Net proceeds | SFr	SFr 0		SFr 23,463,000		SFr 0
Convertible note agreements
Convertible Note Agreement [Abstract]
Number of separate convertible note agreements | agreement	2					2
Aggregate principal amount of each convertible note	SFr 11,700,000					$ 12.5
Proceeds from conversion of convertible debt, per individual note			SFr 11,700,000	$ 12.5
Number of shares issued through conversion of convertible notes			3,026,634	3,026,634
Outstanding equity or cash consideration due under convertible note agreements | SFr			SFr 0
Convertible note agreements | Athos Service GmbH [Member]
Convertible Note Agreement [Abstract]
Number of shares issued through conversion of convertible notes			1,513,317	1,513,317
Convertible note agreements | First Capital Partner GmbH [Member]
Convertible Note Agreement [Abstract]
Number of shares issued through conversion of convertible notes			1,513,317	1,513,317
Convertible note agreements | Top of Range [Member] | If notes are converted
Convertible Note Agreement [Abstract]
Net proceeds	SFr 23,500,000	$ 25.0